CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 690	$ 0	$ (30,302,323)	$ (30,301,633)
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Change in value of common stock subject to redemption				9,031,545	9,031,545
Net income				9,207,884	9,207,884
Balance at the end at Dec. 31, 2021	$ 0	$ 690	0	(21,094,439)	(21,093,749)
Balance at the end (in shares) at Dec. 31, 2021	0	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Net income					8,651,526
Balance at the end at Jun. 30, 2022				(3,397,128)
Balance at the beginning at Dec. 31, 2021	$ 0	$ 690	0	(21,094,439)	(21,093,749)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Change in value of common stock subject to redemption				(9,031,545)
Net income				8,346,820	8,346,820
Balance at the end at Dec. 31, 2022	$ 0	$ 690	$ 0	(3,716,074)	(3,715,384)
Balance at the end (in shares) at Dec. 31, 2022	0	6,900,000
Balance at the beginning at Mar. 31, 2022				(13,225,580)
CHANGES IN STOCKHOLDERS' DEFICIT
Change in value of common stock subject to redemption				(9,045,095)
Net income				783,357	$ 783,357
Balance at the end at Jun. 30, 2022				$ (3,397,128)